Trade and other receivables, Ageing of Impairment (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	$ 738.8	$ 628.4
Loss allowance	(14.0)	(17.9)	$ (42.4)
Net trade receivables	724.8	610.5
Current [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	655.3	561.4
Loss allowance	(2.6)	(6.1)
Net trade receivables	652.7	555.3
Up to Three Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	61.3	42.3
Loss allowance	(1.1)	(0.9)
Net trade receivables	60.2	41.4
Three to Four Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	6.6	4.3
Loss allowance	(0.5)	(0.4)
Net trade receivables	6.1	3.9
Over Four Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	15.6	20.4
Loss allowance	(9.8)	(10.5)
Net trade receivables	$ 5.8	$ 9.9